Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Cash collateral	$ 4,270	$ 4,270
Accumulated income/(loss) from Derivatives designated as Hedging instruments	$ (1,886)	$ (904)	$ 2,485